Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

18.	Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosurethrough reporting date, the date the financial statements were available to be issued.